Related Parties Transactions (Details 2) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total	$ 58,225	$ 59,477
Rgene Corporation [Member]
Total	17,550	19,477
BioFirst (Australia) [Member]
Total	$ 40,675	$ 40,000